S000073535 [Member] Investment Strategy - Nuveen Growth Opportunities ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of growth companies. Growth companies are those that are constituents of at least one of the following indexes on the last business day of the month in which its most recent reconstitution was completed: Russell 3000® Growth Index, S&P 1500® Growth Index, and/or MSCI World IMI Growth Index. The Fund seeks to achieve its investment objective by investing primarily in equity securities (such as common stocks and preferred securities) of U.S. companies with market capitalizations of at least $1 billion. The fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. At times and depending on market conditions, the Fund may also invest a significant percentage of its assets in a small number of business sectors or industries. The Fund may also invest up to 20% of its assets in American Depositary Receipts (“ADRs”) and common stocks of non-U.S. issuers, including emerging market issuers. Under normal conditions, the portfolio managers will select 40 to 65 stocks for the Fund’s portfolio. As of the date of this prospectus, the Fund invests a significant portion of its assets in companies in the information technology sector, although the Fund’s sector exposure may change over time.
The Fund is actively managed, and the Fund’s portfolio managers attempt to include securities in the Fund’s portfolio that exhibit the greatest combination of earnings growth, quality business fundamentals, and attractive valuation relative to the broader market and peer group. The portfolio managers ordinarily look for several of the following characteristics when analyzing companies for potential inclusion within the Fund: attractive earnings growth, strong cash-flow outlook, a commitment to research and development, proprietary products and/or services, exposure to areas with emerging or expanding market share, a well-capitalized balance sheet, favorable or improving return on invested capital, integrity of the management team, and attractive relative valuation.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of growth companies.As of the date of this prospectus, the Fund invests a significant portion of its assets in companies in the information technology sector, although the Fund’s sector exposure may change over time.